Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 3,589,224	$ 3,719,829
Cost of sales and operating expenses (note 11)	(2,680,135)	(3,009,407)
Depreciation and amortization (note 11)	(446,011)	(385,703)
New Zealand gas sale net proceeds (note 25)	39,117	102,969
Egypt insurance recovery (note 26)	0	59,065
Asset impairment charge (note 5)	(71,133)	(124,788)
Operating income	431,062	361,965
Impact of profit (loss) of equity-accounted investees reported net of tax	(33,857)	38,335
Finance costs (note 12)	(219,691)	(132,634)
Finance income and other	25,725	12,420
Income before income taxes	203,239	280,086
Income tax (expense) recovery (note 16):
Current	(16,930)	(74,126)
Deferred	(41,515)	44,285
Total income tax expense	(58,445)	(29,841)
Net income	144,794	250,245
Attributable to:
Methanex Corporation shareholders	79,876	163,986
Non-controlling interests (note 24)	64,918	86,259
Net income	$ 144,794	$ 250,245
Income per common share for the year attributable to Methanex Corporation shareholders:
Basic net income per common share (note 13) (in usd per share)	$ 1.10	$ 2.43
Diluted net income per common share (note 13) (in usd per share)	$ 0.93	$ 2.39
Weighted average number of common shares outstanding (note 13) (in shares)	72,531,283	67,387,809
Diluted weighted average number of common shares outstanding (note 13) (in shares)	72,608,347	67,560,060